Taxation - Deferred tax assets and liabilities, others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets	€ 174,923	€ 152,507	€ 149,921
Unrecognized deferred tax on investments in subsidiaries	€ 78,947	52,119
Spain.
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years
Basque Country, Spain
Deferred tax assets and liabilities
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
Within one year
Deferred tax assets and liabilities
Net deferred tax assets	€ 112,274	57,183
Tax loss carryforwards that will be recovered in less than 5 years
Deferred tax assets and liabilities
Deferred tax assets	€ 48,453
Period available to offset the pending tax loss carryforwards	5 years
Tax loss carryforwards
Deferred tax assets and liabilities
Deferred tax assets	€ 61,152
Unrecognized deferred tax assets	€ 121,486	€ 123,407